Taxation - Disclosure of income tax expense (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current taxation
Current year	$ 409	$ 178
Prior year under (over) provision	(9)	6
Current taxation	400	184
Deferred taxation
Current year	26	77
Change in estimate	0	(2)
Prior year under (over) provision	1	0
Deferred taxation	27	75
Total tax expense (income)	$ 427	$ 259